Consolidated Balance Sheets	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Series A preferred shares [Member] USD ($)	Dec. 31, 2014 Series A preferred shares [Member] CNY	Dec. 31, 2013 Series A preferred shares [Member] CNY	Dec. 31, 2014 Series B preferred shares [Member] USD ($)	Dec. 31, 2014 Series B preferred shares [Member] CNY	Dec. 31, 2013 Series B preferred shares [Member] CNY	Dec. 31, 2014 Ordinary shares [Member] USD ($)	Dec. 31, 2014 Ordinary shares [Member] CNY	Dec. 31, 2013 Ordinary shares [Member] CNY	Dec. 31, 2014 High-vote ordinary shares [Member] USD ($)	Dec. 31, 2014 High-vote ordinary shares [Member] CNY	Dec. 31, 2013 High-vote ordinary shares [Member] CNY
Current assets:
Cash and cash equivalents	$ 81,373,476	504,889,868	367,060,844
Restricted cash (note 2(k))	19,974,954	123,936,600	103,440,000
Short-term investments (note 2(l))	210,591,254	1,306,634,495	1,485,800,264
Accounts receivable, net (note 4)	47,647,202	295,631,828	168,092,731
Amounts due from related parties (note 15)	8,384,279	52,021,096	66,143,414
Prepaid expenses	8,931,536	55,416,607	33,651,574
Deferred tax assets, current (note 9)	49,056	304,374	6,604,069
Advances to suppliers	12,133,793	75,285,334	17,846,077
Other current assets	16,910,469	104,922,698	58,034,159
Total current assets	405,996,019	2,519,042,900	2,306,673,132
Property and equipment, net (note 5)	18,108,442	112,355,637	87,979,770
Investment in non-consolidated affiliates (note 6)	15,624,164	96,941,685	52,067,235
Goodwill (note 7)	29,223,804	181,322,013	96,255,546
Intangible assets, net (note 7)	13,658,996	84,748,607	16,366,145
Deferred tax assets, non-current (note 9)	83,103	515,620	11,140,266
Other non-current assets	8,239,830	51,124,855	58,194,346
Total non-current assets	84,938,339	527,008,417	322,003,308
Total assets	490,934,358	3,046,051,317	2,628,676,440
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to eLong, Inc. of RMB127,312,978 and RMB272,984,785 (US$43,997,161) as of December 31, 2013 and 2014, respectively)	71,316,319	442,489,234	176,769,058
Income taxes payable (including income taxes payable of the consolidated VIEs without recourse to eLong, Inc. of RMB5,577,145 and RMB12,911 (US$2,081) as of December 31, 2013 and 2014, respectively)	2,081	12,911	22,632,988
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to eLong, Inc. of RMB1,645,435 and RMB 2,205,507 (US$355,463) as of December 31, 2013 and 2014, respectively) (note 15)	20,615,393	127,910,270	97,010,163
Deferred revenue (including deferred revenue of the consolidated VIEs without recourse to eLong, Inc. of Nil as of December 31, 2013 and 2014, respectively) (note 2(f))	7,662,619	47,543,483	21,197,767
Advances and deposits from customers (including advances and deposits from customers of the consolidated VIEs without recourse to eLong, Inc. of RMB18,327,334 and RMB59,502,845 (US$9,590,118) as of December 31, 2013 and 2014, respectively)	19,652,162	121,933,804	49,698,977
eCoupon program virtual cash liability (including eCoupon program virtual cash liability of the consolidated VIEs without recourse to eLong, Inc. of Nil as of December 31, 2013 and 2014, respectively)	21,862,533	135,648,275	109,044,582
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to eLong, Inc. of RMB 51,770,379 and RMB155,924,450 (US$25,130,460) as of December 31, 2013 and 2014, respectively) (note 8)	47,111,891	292,310,439	179,159,921
Total current liabilities	188,222,998	1,167,848,416	655,513,456
Deferred tax liabilities, non-current (including deferred tax liabilities, non-current of the consolidated VIEs without recourse to eLong, Inc. of RMB2,033,699 and RMB21,186,882 (US$3,414,705) as of December 31, 2013 and 2014, respectively) (note 9)	3,414,706	21,186,882	2,033,699
Other liabilities (including other liabilities of the consolidated VIEs without recourse to eLong, Inc. of RMB44,999 and RMB44,200 (US$7,124) as of December 31, 2013 and 2014, respectively)	7,124	44,200	44,999
Total non-current liabilities	3,421,830	21,231,082	2,078,698
Total liabilities	191,644,828	1,189,079,498	657,592,154
Commitments and contingencies (note 10)
Shareholders' equity
Preferred shares
Ordinary shares										468,758	2,908,455	2,864,471	433,702	2,690,950	2,690,950
Treasury stock, at cost (1,021,118 and Nil ordinary shares as at December 31, 2013 and 2014, respectively) (note 2(z))			(30,929,521)
Additional paid-in capital	386,466,103	2,397,867,582	2,298,132,619
Statutory reserves (note 16)	590,721	3,665,186	20,124,682
Accumulated deficit	(101,023,423)	(626,809,931)	(340,895,163)
Total eLong, Inc. shareholders' equity	286,935,861	1,780,322,242	1,951,988,038
Noncontrolling interest	12,353,669	76,649,577	19,096,248
Total shareholders' equity	299,289,530	1,856,971,819	1,971,084,286
Total liabilities and shareholders' equity	$ 490,934,358	3,046,051,317	2,628,676,440